Stock Options - Weighted average assumptions used to calculate fair value of options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average assumptions
Dividend yield	0.00%		0.00%
Options
Weighted average assumptions
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average fair value	$ 7.43	$ 0.40	$ 0.40	$ 0.47	$ 0.86
Options | Minimum
Weighted average assumptions
Expected life (years)	5 years 6 months	5 years 9 months		6 years 2 months 12 days
Expected volatility	37.50%	39.90%		40.60%
Risk-free interest rate	2.38%	1.88%	1.88%	1.27%	1.65%
Options | Maximum
Weighted average assumptions
Expected life (years)	6 years 3 months	6 years 3 months	6 years 2 months 12 days		6 years 2 months 12 days
Expected volatility	49.80%	41.50%	39.10%		38.60%
Risk-free interest rate	3.01%	2.32%	2.32%	2.25%	2.14%